Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
2021	$ 3,528
2022	3,631
2023	2,231
2024	2,085
2025 and thereafter	5,863
Total undiscounted lease payments	17,338
Less: imputed interest	(2,658)
Total operating lease liabilities	$ 14,680